Claims revenue (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Contractors [Abstract]
Claims revenue recognized	CAD 7,635	CAD 8,230	CAD 17,053
Claims revenue uncollected (classified as unbilled revenue)	CAD 7,088	CAD 4,622	CAD 8,074